Share Capital and Reserves - Summary of Preference Share Capital (Detail) - 12 months ended Dec. 31, 2022 shares in Thousands, $ in Millions	USD ($) shares	€ / shares
5% Percentage Cumulative preference shares
Authorised
Fixed cumulative preference dividend rate	5.00%
Par value per share | € / shares		€ 1.27
Number of shares authorised, beginning balance | shares	150
Number of shares authorised, ending balance | shares	150
Authorised preference share capital, beginning balance | $	$ 0
Authorised preference share capital, ending balance | $	$ 0
Allotted, called-up and fully paid
Allotted, called-up and fully paid shares, beginning balance | shares	50
Allotted, called-up and fully paid shares, ending balance | shares	50
Allotted, called-up and fully paid, beginning balance | $	$ 0
Allotted, called-up and fully paid, ending balance | $	$ 0
7% 'A' cumulative preference shares
Authorised
Fixed cumulative preference dividend rate	7.00%
Par value per share | € / shares		€ 1.27
Number of shares authorised, beginning balance | shares	872
Number of shares authorised, ending balance | shares	872
Authorised preference share capital, beginning balance | $	$ 1
Authorised preference share capital, ending balance | $	$ 1
Allotted, called-up and fully paid
Allotted, called-up and fully paid shares, beginning balance | shares	872
Allotted, called-up and fully paid shares, ending balance | shares	872
Allotted, called-up and fully paid, beginning balance | $	$ 1
Allotted, called-up and fully paid, ending balance | $	$ 1